3. EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Stock issued to founder, Shares [Default Label]
Depreciation and amortization expense	$ 4,268	$ 4,244	$ 12,639	$ 11,175